Income tax and deferred taxes (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current tax liabilities, current	$ 75,402	$ 75,872
First Category income tax [Member]
Current tax liabilities, current	45,479	50,174
Foreign company income tax [Member]
Current tax liabilities, current	28,996	25,276
Article 21 single tax [Member]
Current tax liabilities, current	$ 927	$ 422